Nature of Operations	12 Months Ended
Dec. 31, 2012
Nature Of Operations [Abstract]
NATURE OF OPERATIONS
NOTE 1 – NATURE OF OPERATIONS

OverNear, Inc. (“the Company”) was incorporated on July 22, 2010 in the State of Nevada as Awesome Living, Inc. On June 20, 2011, the name of the corporation was changed to be OverNear, Inc. The Company’s headquarters are located in Beverly Hills, California.

The Company was in the process of developing a location-based social networking and mobile advertising platform which was released for use by the general public in January 2013.

The Company’s predecessor business developed and marketed a proprietary branded fitness DVD series that targets individuals who seek to enrich their physical, spiritual, and mental wellness. Through infomercials and other marketing initiatives, the predecessor launched its products. The Company plans to monetize the fitness DVD series assets by either selling or licensing the intellectual property and associated products. However, the Company is not certain about achieving success in this line of business.